Impairment of Goodwill and Long-Lived Assets - Goodwill Impairment Loss Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	$ 38,310	$ 156,447	$ 0
Steel Segment [Member] | WNL Staal [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	2,263
Steel Segment [Member] | Ramateks [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	2,248
Steel Segment [Member] | Ductil Steel S.A. [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment		92,398
Steel Segment [Member] | Cognor [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment		62,118
Steel Segment [Member] | Mechel Nemunas (MN) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment		1,931
Power Segment [Member] | Kuzbass Power Sales Company (KPSC) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	28,144
Mining Segment [Member] | Ekos-plus [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	4,069
Mining Segment [Member] | Mechel Transport [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	$ 1,586